Cost of Sales	12 Months Ended
Dec. 31, 2023
Cost Of Sales
Cost of Sales

NOTE 5: COST OF SALES

Cost of sales for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Time charter, voyage and port terminal expenses	$64,028	$63,901	$55,419
Direct vessel expenses	80,996	72,420	60,794
Cost of products sold-liquid port terminal	19,288	4,845	13,328
Depreciation and amortization	38,407	35,989	34,957
Impairment losses (Note 10)	1,651	3,195	19,396
Total cost of sales	$204,370	$180,350	$183,894

A)	Time charter, voyage and port terminal expenses

Time charter, voyage and port terminal expenses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Fuel	$21,867	$28,111	$20,710
Time charter	5,790	4,058	5,887
Ports payroll and related costs	14,405	11,093	8,557
Ports repairs and maintenance	3,042	1,950	2,038
Ports rent	1,557	1,101	887
Ports insurances	3,631	2,974	2,954
Docking expenses	2,546	3,088	3,382
Maritime and regulatory fees	1,978	1,297	1,455
Towing expenses	3,362	3,891	5,348
Other expenses	5,850	6,338	4,201
Total	$64,028	$63,901	$55,419

 B) Direct vessel expenses

Direct vessel expenses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Payroll and related costs	44,300	$43,154	$34,882
Insurances	5,309	5,211	4,377
Repairs and maintenance	8,941	6,366	4,820
Lubricants	1,529	1,210	939
Victualing	2,555	1,950	1,704
Travel expenses	4,680	3,461	2,761
Stores	4,249	3,032	2,996
Other expenses	9,433	8,036	8,315
Total	$80,996	$72,420	$60,794

C)	Depreciation and amortization

Depreciation and amortization for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Depreciation of tangible assets	$33,500	$33,046	$32,028
Depreciation of right of use asset	1,984	170	157
Amortization of intangible assets	2,923	2,773	2,772
Total	$38,407	$35,989	$34,957